Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	December 31,
	2022	2021

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	178,326	104,620
Bank deposits maturing in three months or less	134,952	272,922
	313,278	377,542

Short-term Investments
Bank deposits maturing over three months (note)	317,718	634,158
	630,996	1,011,700

Note: The maturities for short-term investments ranged from 91 to 99 days and 91 to 180 days for the years ended December 31, 2022 and 2021 respectively.

	December 31,
	2022	2021

	(in US$’000)
US$	533,173	895,935
RMB	79,319	53,455
Hong Kong dollar (“HK$”)	16,721	60,535
	£1,370	1,090
Euro	413	685
	630,996	1,011,700